DISCONTINUED OPERATION - Schedule of Consolidated Statements of Net (Loss)/Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operation, Income (Loss) from Discontinued Operation Disclosures [Abstract]
Net revenues	$ 0	$ 23,287,088	$ 23,871,417	$ 24,148,914	$ 39,289,537
Cost of revenues	(21,344)	(22,785,394)	(23,443,331)	(22,672,758)	(34,967,113)
Gross profit	(21,344)	501,694	428,086	1,476,156	4,322,424
Operating expenses	(23,673)	(5,582,294)	(882,885)	(26,538,318)	(772,706)
Other income/(expenses).net	23,060	48,541	71,756	(70,220)	77,429
Loss before income tax	(21,957)	(5,032,059)	(383,043)	(25,132,382)	3,627,147
Income tax expense	3,731	729,740	94,501	6,277,197	(906,787)
Loss from discontinued operation, net of income tax	(18,226)	(4,302,319)	(288,542)	(18,855,185)	2,720,360
Loss on sale of discontinued operation, net of income tax	(7,851,720)	0
Loss from discontinued operation, net of income tax	$ (7,869,946)	$ (4,302,319)	$ (288,542)	$ (18,855,185)	$ 2,720,360